REVENUE	12 Months Ended
Dec. 31, 2012
REVENUE [Abstract]
REVENUE
4.  REVENUE

In 2012, we chartered all of our operating vessels into a spot market arrangement with Orion Tankers Ltd. The Orion Tankers pool was established in November 2011 with Orion Tankers Ltd. as pool manager. In 2011, we chartered all of our operating vessels in the spot market arrangement with Gemini Tankers LLC, until November 24, 2011, at which time we entered into a spot market arrangement with Orion Tankers Ltd. In 2010, we chartered 15 of our 17 operating vessels into spot market arrangements. In 2010, we had chartered two of our 17 operating vessels on bareboat charters that expired in June 2010, and October 2010, respectively. The Nordic Harrier (former Gulf Scandic) was redelivered to the Company in October 2010 and went directly into drydock.  The drydock period was completed in late April 2011, and the vessel was employed in the spot market pursuant to cooperative arrangements on May 1, 2011.

During 2012, we temporarily operated six vessels in the spot market, other than through cooperative arrangements as spot charters. During 2011, we temporarily operated six vessels in the spot market, through cooperative arrangements as spot charters, compared to none during 2010. During the year ended December 31, 2010, two of our vessels were employed on bareboat charters that expired in June 2010 and October 2010, respectively.

The table below provides the breakdown of revenues recorded as per the net method and the gross method.
Voyage Revenues All figures in USD '000	2012	2011	2010
Net pool spot market earnings, cooperative arrangements	77,287	76,618	119,598
Gross pool spot market earnings, Orion Tankers pool	36,339	–	–
Gross spot market earnings, through spot charters	17,056	18,169	–
Bareboat revenues	–	–	6,818
Total Voyage Revenues	130,682	94,787	126,416

Until June 30, 2010, Frontline Ltd. (NYSE:FRO) and the private Stena Group of Sweden provided commercial management services for all of the Company`s vessels trading in the spot market. From July 1, 2010 until November 2011, we placed all of our vessels in a spot market cooperative arrangement with Gemini Tankers LLC, where Frontline Ltd. and Teekay Corporation (NYSE: TK), together with us were the main owners of the participating vessels.

In November 2011, the Orion Tankers pool was established with Orion Tankers Ltd. as pool manager and was owned equally by us and Frontline Ltd. In mid-November 2011, our vessels were transferred from the Gemini Tankers LLC arrangement to the Orion Tankers pool upon completion of previously fixed charters within Gemini Tankers LLC. In September 2012, it was announced that the Company will acquire Frontline`s remaining interest in Orion Tankers Ltd. and that Frontline would withdraw its nine Suezmax vessels from the Orion Tankers pool in the fourth quarter of 2012.  The withdrawal of these vessels was completed effective November 5, 2012, following which the Orion Tankers pool consists of 20 Suezmax vessels, all owned by the Company. The Orion Tankers' pool arrangement is managed and will continue to be operated by Orion Tankers Ltd. Orion Tankers Ltd. was owned equally by us and Frontline Ltd. until January 1, 2013. Effective January 2, 2013 the Company acquired Frontline`s shares in Orion Tankers Ltd. at its nominal book value after which time Orion Tankers Ltd. became a wholly-owned subsidiary of the Company.

Orion Tankers Ltd. accounted for 98% and Gemini Tankers LLC accounted for 2% of the Company's revenues for the year ended December 31, 2012. Gemini Tankers LLC accounted for 97% and Orion Tankers Ltd. accounted for 3% of the Company's revenues for the year ended December 31, 2011. Gemini Tankers LLC accounted for 78% and Stena pool accounted for 17% of the Company's revenues for the year ended December 31, 2010.

Accounts receivable, net, as of December 31, 2012 and 2011, were $0.01 million and $17.6 million, respectively. Gemini Tankers LLC accounted for 99% of the Company's accounts receivable, net for the year ended December 31, 2011, and accounted for 100% of the Company's accounts receivable, net for the year ended December 31, 2010.

Accounts receivable, net related party, as of December 31, 2012 and 2011, were $12.9 million and $1.6 million. Orion Tankers pool accounted for 100% of the Company's accounts receivable, net related party for the year ended December 31, 2012 and 2011, respectively.